CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Revenue	$ 701,729	$ 710,441	$ 2,037,059	$ 2,080,430
Costs and expenses:
Direct costs	493,410	499,791	1,444,536	1,465,944
Selling, general and administrative expense	83,117	85,449	253,812	250,564
Depreciation and amortization	16,801	15,157	48,981	45,842
Restructuring	0	0	18,089	0
Total costs and expenses	593,328	600,397	1,765,418	1,762,350
Income from operations	108,401	110,044	271,641	318,080
Interest income	268	1,852	2,518	5,377
Interest expense	(3,239)	(3,393)	(9,640)	(9,946)
Income before provision for income taxes	105,430	108,503	264,519	313,511
Provision for income taxes	(13,706)	(13,020)	(32,706)	(37,516)
Income before share of earnings from equity method investments	91,724	95,483	231,813	275,995
Share of equity method investments	(83)	0	(83)	0
Net income	91,641	95,483	231,730	275,995
Net income attributable to noncontrolling interest	0	(658)	(633)	(1,016)
Net income attributable to the Group	$ 91,641	$ 94,825	$ 231,097	$ 274,979
Net income per Ordinary Share attributable to the Group (note 11):
Basic (USD per share)	$ 1.74	$ 1.73	$ 4.28	$ 5.08
Diluted (USD per share)	$ 1.72	$ 1.72	$ 4.25	$ 5.03
Weighted average number of Ordinary Shares outstanding:
Basic (in shares)	52,737,299	54,004,963	52,885,252	53,935,939
Diluted (in shares)	53,194,327	54,550,672	53,283,680	54,386,066